Employee Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 7,258	$ 5,849
Defined Benefit Obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded obligation	7,457	6,490
Fair Value of Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Less: fair value of plan assets	$ (199)	$ (641)